DEFERRED REVENUE (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredRevenueLineItems [Line Items]
Deferred revenue, beginning	$ 38,652	$ 0
Revenue earned during the period	15,550	16,067
Deferred revenue, ending	37,727	38,652
Deferred Revenue
DisclosureOfDeferredRevenueLineItems [Line Items]
Deferred revenue, beginning	38,652	0
Proceeds of APG Arrangement, net: Upfront proceeds	0	43,500
Less: toll milling cash receipts from July 1, 2016 to January 31, 2017	0	(3,520)
Revenue earned during the period	(4,239)	(4,443)
Accretion	3,314	3,115
Deferred revenue, ending	$ 37,727	$ 38,652